Acquisitions and divestitures (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	1 Months Ended				1 Months Ended		1 Months Ended
	Mar. 31, 2012	Mar. 31, 2012 Canadian Hills Y	Mar. 30, 2012 Canadian Hills	Jan. 31, 2012 Canadian Hills MW	Jan. 31, 2012 Canadian Hills Acquisition MW	May 31, 2011 Topsham	Dec. 31, 2011 Topsham	Feb. 28, 2012 PERH	Dec. 31, 2011 PERH D	Feb. 16, 2012 PERH	Dec. 19, 2011 PERH
Acquisition and divestments
Percentage acquired in entity			48.00%	51.00%	51.00%
Wind power project capacity (in MW)				298	298
Percentage of ownership interest			99.00%				50.00%		14.30%	14.30%
Percentage of retained interest			1.00%
Proceeds from sale						$ 8.5
Project-level construction financing facility			310
Construction loan			290
Letter of credit facility			20.0
Letter of credit facility, term (in years)		5
Commitment for investment in equity		180
Purchase accounting adjustment, increase in intangible assets	26
Purchase accounting adjustment, decrease in fuel supply agreement liabilities	26
Entity's common membership interest to be purchased in equity method investee								7,462,830.33
Discount rate (as a percent)											16.00%
Number of days of volume for weighted average trading price (in days)									60
Price of entity's common membership interest in equity method investee								24
Management termination fee								6.1
Total price								$ 30.1